Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Schedule of changes in equity

	2022 Number of shares	2021 Number of shares	2020 Number of shares
Ordinary shares issued and fully paid as at December 31 (as previously reported)	—	54,553,972	53,863,810
Retrospective application of capital reorganization	—	409,592,675	404,410,920
Ordinary shares issued and fully paid as at January 1 *	483,715,049	464,146,647	458,274,730
Share buy-back during the year	(24,993,271)	(5,886,567)	—
Issued during the year	31,475,691	25,454,969	5,871,917
Shared issued in exchange for public warrants	5,595,748	—	—
RSU vested during the year	2,094,504	—	—
Ordinary shares issued and fully paid as at December 31	497,887,721	483,715,049	464,146,647
*Shares in issue prior to January 27, 2021 have been retrospectively adjusted for the impact of the share issuance to Pre-Closing Holders at a fixed ratio of 8.51 for 1 as described in note 1.